PREPAYMENTS AND OTHER RECEIVABLES - Additional Information) (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
PREPAYMENTS AND OTHER RECEIVABLES
Write off of deferred offering fees	$ 3.8